Income Taxes, income tax expense net operating losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
State
Income Tax Disclosure
NOL carryforwards	$ 1,951.4
Deferred income tax asset for State NOL carryforwards	100.7
State | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2014
State | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2033
Federal
Income Tax Disclosure
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	$ 21.0
Federal | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2033